Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2019
Separate Accounts Disclosure 1 [Abstract]
Segregated Fund Types by Percentage of Investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2019 and 2018:

Type of fund	%
Money market	1 to 5
Fixed income	10 to 15
Balanced	40 to 45
Equity	40 to 45

Carrying Value of Investments Held for Segregated Fund Holders
The carrying value of investments held for segregated fund holders are as follows:

As at December 31,	2019	2018
Segregated and mutual fund units	$102,071	$89,049
Equity securities	10,565	9,771
Debt securities	3,825	3,448
Cash, cash equivalents and short-term securities	589	711
Investment properties	403	400
Mortgages	21	23
Other assets	146	156
Total assets	$117,620	$103,558
Less: Liabilities arising from investing activities	647	496
Total investments for account of segregated fund holders	$116,973	$103,062

Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders
Changes in insurance contracts and investment contracts for account of segregated fund holders are as follows:

	Insurance contracts		Investment contracts
For the years ended December 31,	2019	2018	2019	2018
Balance as at January 1	$96,663	$99,121	$6,399	$7,271
Additions to segregated funds:
Deposits	11,874	11,468	84	85
Net transfer (to) from general funds	(437)	(308)	—	—
Net realized and unrealized gains (losses)	10,700	(7,123)	844	(658)
Other investment income	4,522	4,576	143	178
Total additions	$26,659	$8,613	$1,071	$(395)
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	11,420	10,224	604	614
Management fees	1,053	1,004	56	57
Taxes and other expenses	371	256	14	—
Foreign exchange rate movements	209	(413)	92	(194)
Total deductions	$13,053	$11,071	$766	$477
Net additions (deductions)	$13,606	$(2,458)	$305	$(872)
Balance as at December 31	$110,269	$96,663	$6,704	$6,399